Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Changes of Restricted Stock Units

The following table presents the changes of restricted stock units (“RSUs”):

	December 31, 2024		December 31, 2023
Equity-based compensation, paid in shares	Number	Price	Number	Price
Initial balance	911	22.40	993	22.00
Grants	979	26.80	324	23.67
Exercised	(187)	21.76	(378)	22.25
Shares reissued	(131)	21.70	(28)	24.99
Ending balance	1,572	25.27	911	22.4

	December 31, 2024		December 31, 2023
Equity-based compensation, cash-settled	Number	Price	Number	Price
Initial balance	242	27.66	377	23.8
Grants	—	—	158	24.21
Exercised	—	—	(196)	25.27
Cancelled	(218)	34.32	(97)	22.81
Ending balance	24	45.92	242	27.66